Note 21 - Summarized Financial Information Of Equity Investees	12 Months Ended
Dec. 31, 2011
SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES
SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES

21.      SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES

            The following tables present summarized financial information of the Company’s principal equity investees, Lox Pac, SPHC, Shandong Huayu and SPRC.

	As of December 31,
	2010	2011
	Unaudited	Unaudited

Current assets	$ 51,305	$ 54,968
Non-current assets	19,348	17,961
Current liabilities	(40,162)	(44,870)
Non-current liabilities	(2,023)	(1,156)

Total shareholders’ equity	$ 28,468	$ 26,903

	Year ended December 31,
	2009	2010	2011
	Unaudited	Unaudited	Unaudited

Net sales	$28,090	$44,866	$55,727
Gross Profit	6,582	10,457	13,543
Net income (loss)	(629)	(1,347)	(1,360)